UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21943

Cadogan Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

149 Fifth Avenue, 15th Floor, New York, NY  10010
(Address of principal executive offices) (Zip code)

John Trammell
149 Fifth Avenue, 15th Floor, New York, NY  10010
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-585-1600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1. Proxy Voting Record.

Name of Fund:	Cadogan Opportunistic Alternatives Fund, LLC
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker

Graham Global Investment Fund Ltd.		N/A	N/A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	N/A	Change liquidity from 3 business days notice and monthly redemption to thirty days notice and quarterly redemption	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Mast Credit Opportunities I, L.P.		N/A	N/A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	N/A	Revised the documentation to reflect the addition of a second prime broker, UBS Securities LLC.	Issuer

For	N/A	Clarified that the fund may form alterative investment vehicles for certain investments that are not well-suited for the current fund structure.	Issuer

For	N/A
Clarified the withdrawal language to reflect the fund’s actual practice of allowing December 31 withdrawals for investors subscribing for interests on January 1 (instead of the previous language which would not allow withdrawals for such investors until March 31).
Issuer

For	N/A	Added new key person language and related withdrawal rights.	Issuer

For	N/A	Clarified the fund’s existing rights with respect to in-kind distributions.	Issuer

For	N/A	Clarified the fund’s treatment of and participation in restricted new issues.	Issuer

For	N/A	Clarified the fund’s existing valuation mechanisms.	Issuer

For	N/A	Clarified the fund’s existing right to create reserves for certain fund expenses.	Issuer

For	N/A	Revised the amendment procedure to conform the amendments process to standard industry practice.	Issuer

For	N/A	Revised the indemnification provisions to conform them to standard industry practice.	Issuer

For	N/A	Updated certain of the business-related information in the fund’s disclosure documentation.	Issuer

For	N/A	Updated the fund’s risk factors, tax disclosure and ERISA disclosure.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Coeus Capital LP		N/A	N/A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	N/A	Consent to all of the capital account be fully withdrawn on less than 10 days notice on the effective date.	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Steelhead Navigator Fund, L.P.		N/A	N/A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

Abstain	N/A	Move master fund and offshore fund jurisdiction to the Cayman Islands	Issuer

Proposed a key man provision for Michael Johnston

5% audit holdback for any redemption more than 95% of an investor's position.

60 day withdrawal (from 30 days)

extended payment schedule for withdrawals

Company Name	Meeting Date	CUSIP	Ticker

Pelham Long/Short Fund Ltd		N/A	N/A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	N/A	Electing directors.	Issuer

For	N/A	Selecting an auditor.	Issuer

For	N/A	Approving financial statements.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cadogan Opportunistic Alternatives Fund, LLC

By (Signature and Title) /s/ John Trammell
 John Trammell
 President

Date August 3, 2011